Revision of Previously Issued Financial Statements (Unaudited)	12 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (UNAUDITED)

NOTE 11 — REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (UNAUDITED)

In accordance with ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require common stock subject to redemption to be classified outside of permanent equity. The initial carrying amount of redeemable preferred stock should be its fair value at date of issue. Where fair value at date of issue is less than the mandatory redemption amount, the carrying amount shall be increased by periodic accretions, using the interest method, so that the carrying amount will equal the mandatory redemption amount at the mandatory redemption date. The carrying amount shall be further periodically increased by amounts representing dividends not currently declared or paid, but which will be payable under the mandatory redemption features, or for which ultimate payment is not solely within the control of the registrant (e. g., dividends that will be payable out of future earnings). Each type of increase in carrying amount shall be effected by charges against retained earnings or, in the absence of retained earnings, by charges against paid-in capital. The increase in redemption value was mainly due to the extension payments made by the Sponsor which should accrete to the redemption value. The Company has extended the period of time to consummate a business combination eight times (including three times approved by shareholders on February 5, 2021 and two times by shareholders on November 2, 2021) by an additional three months each time (for a total of up to 36 months to complete a business combination). On May 11, 2020, August 12, 2020, and November 10, 2020, the Company issued three Notes, each in an amount of $460,000 to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until February 16, 2021. On each of February 5, May 11, August 11, 2021, the Company issued an unsecured promissory note, in an amount of $594,467, to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until November 16, 2021. On November 10, 2021 and February 7, 2022, the Company issued an unsecured promissory note in an amount of $546,991, to the Sponsor, pursuant to which such amount had been deposited into the Trust Account in order to extend the amount of available time to complete a business combination until May 16, 2022.

Redeemable Shares, at each reporting period, should be measured at redemption value. The Company previously measured at initial carrying amount. As a result, the Company recalculated its previously filed financial statements to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering. Under this accounting treatment, the Company is required to calculate the change in the carrying value of redeemable shares of common stock resulted in charges against additional paid-in capital and accumulated deficit.

The Company’s accounting for temporary equity measured at redemption value did not have any effect on the Company’s previously reported operating expenses or cash.

The impact of the errors on the Company’s financial statements for each respective period is presented below. The impacts are considered immaterial to the financial statements.

	As Previously Reported	Adjustments	As Revised
Balance sheet as of March 31, 2021
Ordinary shares subject to possible redemption	39,631,100	2,533,800	42,164,900
Accumulated deficit	(1,935,949)	(2,533,800)	(4,469,749)

Balance sheet as of June 30, 2021
Ordinary shares subject to possible redemption	39,631,100	3,129,333	42,760,433
Accumulated deficit	(2,110,390)	(3,129,333)	(5,239,723)

Balance sheet as of September 30, 2021
Ordinary shares subject to possible redemption	39,631,100	3,724,877	43,355,977
Accumulated deficit	(2,320,133)	(3,724,877)	(6,045,010)

Statement of operations for the three months ended March 31, 2021
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	(0.00)	0.01	0.01
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.07)	(0.06)	(0.13)

Statement of operations for the three months ended June 30, 2021
Basic and diluted net income per share, ordinary share subject to possible redemption	0.00	0.01	0.01
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.08)	(0.06)	(0.14)

Statement of operations for the six months ended June 30, 2021
Basic and diluted net income per share, ordinary share subject to possible redemption	0.00	0.02	0.02
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.15)	(0.12)	(0.27)

Statement of operations for the three months ended September 30, 2021
Basic and diluted net loss per share, ordinary share subject to possible redemption	(0.04)	0.04	(0.00)
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.04)	(0.11)	(0.15)

Statement of operations for the nine months ended September 30, 2021
Basic and diluted net (loss) income per share, ordinary share subject to possible redemption	(0.08)	0.10	0.02
Basic and diluted net loss per share, non-redeemable ordinary shares	(0.15)	(0.27)	(0.42)